LEASES (Schedule of Operating ROU Assets and Operating Lease Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Operating Leases
Operating right-of-use assets	$ 131	$ 272
Operating lease liabilities, current	130	166
Operating lease liabilities long-term	27	146
Total operating lease liabilities	$ 157	$ 312